Note 2 - Reverse Merger - Purchase Price Allocation (Details) - USD ($)	Dec. 31, 2022	Sep. 07, 2022	Mar. 31, 2022
Goodwill, Ending Balance	$ 4,900,873		$ 4,900,873
The Exchange [Member]
Current assets		$ 124,760
Fixed assets		6,912
Right of use assets		128,755
Other non-current assets		10,000
Notes payable		(436,471)
Lease liabilities		(128,755)
Accounts payable and accrued expenses		(1,034,594)
Goodwill, Ending Balance		3,613,144
Purchase price		$ 2,283,751